Shareholders' Equity - Authorized share capital and common shares (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Mar. 18, 2016
Authorized Shares [Abstract]
Authorized Share Capital Value	$ 200,000,000	$ 200,000,000
Common Shares [Abstract]
Percentage ownership	99.70%	99.70%	100.00%
Common shares, shares issued	100,000,000	100,000,000	1
Common shares, par value	$ 0.00000001	$ 0.00000001	$ 1.00
Total share capital	$ 1.00	$ 1